Cover	Jul. 31, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2025
Entity File Number	001-42708
Entity Registrant Name	AXIOM INTELLIGENCE ACQUISITION CORP 1
Entity Central Index Key	0002057030
Entity Tax Identification Number	98-1849669
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Berkeley Square House
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J 6BD
City Area Code	+44
Local Phone Number	20 3973 7928
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	AXINU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	AXIN
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share
Trading Symbol	AXINR
Security Exchange Name	NASDAQ